LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 27,331	$ 1,756	Rp 36,319
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings	91		217
Bonds
Borrowings and other credit facilities
Long-term loans and other borrowings	4,793		4,793
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings	22,085		29,745
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 362		Rp 1,564